Long-Term Debt	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Long-Term Debt	LONG-TERM DEBT

	June 30, 2022	June 30, 2021
$275 million Term Loan Facility	$272,250	$—
Less: Unamortized debt discount and transaction costs	(6,388)	—
Long-term debt	265,862	—
Less: current portion	(1,632)	—
	$264,230	$—
On July 1, 2021, the Company entered into a Credit Agreement with Benefit Street Partners LLC (the “Credit Agreement”) and its affiliates pursuant to which the Company obtained a $275 million secured term loan, maturing on July 1, 2027 (the “Term Loan Facility”). The initial $275 million borrowing under the Term Loan Facility was subject to certain deductions agreed to with the lenders in respect of fees, issue discounts and other costs and expenses associated with entry thereto.
The initial borrowing under the Term Loan Facility bears interest at LIBOR multiplied by the statutory reserve rate established by the Federal Reserve System of the United States, subject to a floor of 0.75% (the “Adjusted Eurodollar Rate”), plus a variable margin rate which ranges from 5.5% to 6% of the outstanding principal amount of the applicable borrowings based on the Company’s net leverage ratio. Upon discontinuation of LIBOR, the Adjusted Eurodollar Rate will be determined based on an alternate benchmark rate.
The Company has the option to convert the loans bearing interest at the Adjusted Eurodollar Rate to loans bearing interest at a fluctuating base rate plus a variable margin rate which ranges from 4.5% to 5% of the outstanding principal amount of the applicable borrowings based on the Company’s net leverage ratio. Quarterly installment repayments to the lenders in the amount of 0.25% of the aggregate principal amount of the initial borrowing (subject to adjustment in accordance with the terms of the Credit Agreement) commenced on September 30, 2021, and amounts outstanding under the Term Loan Facility are also subject to certain other mandatory repayment requirements set out in the Credit Agreement.
The debt was initially measured at fair value of $269,500,000, less transaction costs of $1,957,000. The Company made principal repayments of $2,750,000 for the year ended June 30, 2022.
As of June 30, 2022, undiscounted minimum principal repayments for the years ended June 30, are as follows:

2023	$2,750
2024	2,750
2025	2,750
2026	2,750
2027	2,750
Thereafter	258,500
$272,250
11.    LONG-TERM DEBT (Continued)
The Term Loan Facility includes standard and customary finance terms and conditions with respect to, among others, fees, representations, warranties, and covenants, including certain reporting requirements, which, if not met, could result in an event of default. The Credit Agreement requires the Company to maintain a minimum total net leverage ratio which ranges from 8.00:1.00 (for the fiscal quarter ending September 30, 2021) to 3.75:1.00 (for the fiscal quarter ending June 30, 2024 and thereafter) and is tested quarterly.
The Term Loan Facility is subject to standard and customary negative covenants, including, among others, restrictions on indebtedness, certain acquisitions, and payments such as (but not limited to) dividends and distributions with respect to the Common Shares, and payments on account of the purchase, redemption, retirement or other acquisition of any of Absolute’s equity interests, subject to various exemptions, including but not limited to:
•the payment of an annual dividend to shareholders in an aggregate amount not to exceed $15,000,000 in any fiscal year, subject to pro forma compliance with the financial covenant and certain other events of default (if Absolute receives at least $25,000,000 net cash proceeds from the issuance of shares in any fiscal year, then the annual dividend is increased by an amount equal to CAD$0.32 per share of such additional issued Common Share);
•certain permitted acquisitions, which are limited to, among other things, non-hostile acquisitions that do not exceed the cap on the aggregate consideration to be allocated to non-loan parties so long as Absolute is in pro forma compliance; and
•certain permitted indebtedness not exceeding specified percentages of EBITDA, which includes, among other things, capital lease obligations and indebtedness secured by purchase money liens, indebtedness in connection with a permitted acquisition and a general basket.
As at June 30, 2022, the Company was in compliance with the financial and operating covenants under the Term Loan Facility.